Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19103
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

October 15, 2009


VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  THE ADVISORS' INNER CIRCLE FUND (FILE NO. 333-161612)
     FILING PURSUANT TO RULE 485(B)
     -----------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14, together with certain exhibits thereto ("PEA No. 1"). The purpose of PEA No. 1 is to file certain exhibits to the Trust's Registration Statement.

I hereby certify that PEA No. 1 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at
215.963.5037 with your questions or comments.

Sincerely,

/S/ Timothy W. Levin
--------------------
Timothy W. Levin